Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0
Policy surrender value	7,451,381	$ 7,250,234
Income recognized for the increase in policy surrender values	$ 201,147	169,602
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares approved under the plan	803,142
Expiration period	10 years
401(k)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contributions to the plan	$ 113,404	$ 99,847